FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     SARATOGA ADVANTAGE TRUST

          File Number                   811-8542

          Registrant CIK Number:        0000924628









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                                  Header Screen

 Report as of the end of semiannual period: 02/28/99  (a)
                            or fiscal year:   /  /    (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  SARATOGA ADVANTAGE TRUST
  B)  File Number:      811-8542
  C)  Telephone Number: 5168737011
2.A)  Street: 1501 FRANKLIN AVENUE
  B)  City: MINEOLA              C) State: NY D) Zip Code: 11501 Zip Ext.: 4803
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N 4. Is this the last filing on this form by the Registrant?(Y or N) ------ N 5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N 6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B)  How many separate series or portfolios did Registrant have at the end of the period? -----------------------------------------  7

                                SCREEN NUMBER: 1

7.C) List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED. Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                        (Y or N)
       1         U.S GOVERNMENT MONEY MARKET PORTFOLIO               N
       2         INVESTMENT QUALITY BOND PORTFOLIO                   N
       3         MUNICIPAL BOND PORTFOLIO                            N
       4         LARGE CAPITALIZATION VALUE PORTFOLIO                N
       5         LARGE CAPITALIZATION GROWTH PORTFOLIO               N
       6         SMALL CAPITALIZATION PORTFOLIO                      N
       7         INTERNATIONAL EQUITY PORTFOLIO                      N
       8
       9
      10




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                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  1.

8.A) Adviser Name (if any): STERLING CAPITAL MANAGEMENT
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-8776
  D) City: CHARLOTTE            State: NC Zip Code: 28202 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  2.

8.A) Adviser Name (if any): FOX ASSET MANAGEMENT, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-26397
  D) City: LITTLE SILVER        State: NJ Zip Code: 07739 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): OPCAP ADVISORS
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-27180
  D) City: NEW YORK             State: NY Zip Code: 10281 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): OPCAP ADVISORS
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-27180
  D) City: NEW YORK             State: NY Zip Code: 10281 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  5.

8.A) Adviser Name (if any): HARRIS, BRETALL, SULLIVAN & SMITH, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-7369
  D) City: SAN FRANCISCO        State: CA Zip Code: 94104 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  6.

8.A) Adviser Name (if any): THORSELL, PARKER PARTNERS, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-42814
  D) City: WESTPORT             State: CT Zip Code: 06880 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  7.

8.A) Adviser Name (if any): FRIENDS, IVORY & SIME, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-13750
  D) City: NEW YORK             State: NY Zip Code: 10048 Zip Ext.: 0080
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



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                                SCREEN NUMBER: 3

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):UNIFIED FUND SERVICES, INC.
   B) File Number (if any): 801-08136
   C) City: INDIANAPOLIS         State: IN Zip Code: 46204 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                                SCREEN NUMBER: 4

                                                          This page is being
     PRINCIPAL UNDERWRITER                                filed for ALL series.

11.A) Underwriter Name (if any): UNIFIED MANAGEMENT CORPORATION
   B) File Number: 8-23508
   C) City: INDIANAPOLIS         State: IN Zip Code: 46204 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

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                                SCREEN NUMBER: 5

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any):  STATE  STREET BANK AND TRUST  COMPANY B) File Number
   (if any): 85-05003 C) City: BOSTON State: MA Zip Code: 02266 Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


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                                SCREEN NUMBER: 6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for ALL series.

13.A) Accountant Name: ERNST & YOUNG LLP
   B) City: NEW YORK             State: NY Zip Code: 10019 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


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                                SCREEN NUMBER: 7

                                                          This page is being
     AFFILIATED BROKER/DEALER                             filed for ALL series.

14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


14.A) Broker/Dealer Name (if any):
   B) File Number: 8-


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                                SCREEN NUMBER: 8

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for ALL series.

15.A) Custodian/Sub-custodian: STATE STREET BANK AND TRUST COMPANY
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: BOSTON               State: MA Zip Code: 02266 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

      X





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                                SCREEN NUMBER: 9

                                                          This page being  filed
                                                          for ALL series.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19. Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  N

   B) If 'Y' (Yes), state the number of registered management investment companies in the family: 0 (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C) Identify the family using 10 letters:
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                                SCREEN NUMBER: 10

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or indirect participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                     Commissions
               Name of Broker                      IRS Number       Received
                                                                 (000's omitted)
  SMITH BARNEY                                                            20
  CIBC OPPENHEIMER & CO                                                   15
  ALLIED RESEARCH                                  75-1872581             13
  CITATION GROUP                                                          13
  MERRILL LYNCH PIERCE FENNER & SMITH INC.         13-5670485              7
  BERNSTEIN SANFORD                                                        7
  BROADCOURT CAPITAL                                                       6
  PAINE WEBBER, INC                                13-2638166              5
  MAY DAVIS GROUP                                                          5
  CS FIRST BOSTON CORPORATION                                              5

21. Aggregate brokerage commissions paid by Registrant during current reporting period (000's omitted): 146

                                SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                                 (000's omitted)
STATE STREET BANK & TRUST COMPANY                             119185          0
MERRILL LYNCH PIERCE FENNER & SMITH                           116250       7115
FIRST CHICAGO                                                  50105       3691
GENERAL ELEC CAP CORP                                          35350       2599
MORGAN STANLEY                                                 11968        150
AMERICAN EXPRESS CREDIT CORP                                    9461          0
HOUSEHOLD FINANCE                                               9256       2248
FORD MOTOR CREDIT CORP                                          8258       1797
JOHN DEERE CREDIT CORP                                          8133          0
SOUTHWEST SECURITIES                                            7124       4807

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:    419500 D. Total Sales:     36080
    (000's omitted)
                                SCREEN NUMBER: 12

                                                          This page being  filed
                                                          for ALL series.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                                SCREEN NUMBER: 13

                                                          This page being  filed
                                                          for ALL series.

25. List below the information requested about Registrant's/Series' holdings of the securities of the Registrant's/Series' regular brokers or dealers or of
    their   parents   that  derive  more  than  15%  of  gross   revenues   from
    securities-related activities:
                                                          Type of  Value of any
          Name of Regular Broker or              IRS     Security   Securities
          Dealer or Parent (Issuer)             Number    Owned    Owned at end
                                                          D=debt    of current
                                                         E=equity     period
                                                                (000's omitted)
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0
                                                                            0


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                                SCREEN NUMBER: 14

26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares  -------------------------------- N B)
  Receipt of investment  research and  statistical  information  ---------- N C)
  Receipt of quotations for portfolio valuations ---------------------- N D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- N
  E) Receipt of telephone line and wire services ------------------------- N
  F) Broker or dealer which is an affiliated person ---------------------- N
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ N
  H) Other --------------------------------------------------------------- N


                                SCREEN NUMBER: 15

    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                                SCREEN NUMBER: 16

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 1.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     4285    $      138    $        0     $     2684
B) Second month of period $     2791    $      144    $        0     $     2288
C) Third  month of period $     3708    $      145    $        0     $     1880
D) Fourth month of period $     4268    $      138    $        0     $     6353
E) Fifth  month of period $     6197    $      151    $        0     $     2367
F) Sixth  month of period $     8015    $      146    $        0     $     3318
G)      Total             $    29264    $      862    $        0     $    18890

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 2.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     1915    $      139    $        0     $     1284
B) Second month of period $     3065    $      144    $        0     $      859
C) Third  month of period $     2647    $      153    $        0     $      874
D) Fourth month of period $     2653    $      383    $        0     $     1438
E) Fifth  month of period $     2148    $      156    $        0     $     1113
F) Sixth  month of period $     2094    $      170    $        0     $     5415
G)      Total             $    14523    $     1146    $        0     $    10983

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 3.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      279    $       32    $        0     $      176
B) Second month of period $      618    $       33    $        0     $      247
C) Third  month of period $      238    $       34    $        0     $      181
D) Fourth month of period $      537    $       75    $        0     $      108
E) Fifth  month of period $     1111    $       33    $        0     $      136
F) Sixth  month of period $      504    $       38    $        0     $     1537
G)      Total             $     3288    $      247    $        0     $     2385

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 4.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     2537    $        0    $        0     $      829
B) Second month of period $     2014    $        2    $        0     $     1074
C) Third  month of period $     2492    $        0    $        0     $      596
D) Fourth month of period $     2850    $     2808    $        0     $     1018
E) Fifth  month of period $     3865    $        0    $        0     $     1298
F) Sixth  month of period $    11820    $        0    $        0     $     2405
G)      Total             $    25577    $     2810    $        0     $     7219

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 5.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     3546    $        0    $        0     $     1090
B) Second month of period $     2745    $        2    $        0     $     1904
C) Third  month of period $     3538    $        0    $        0     $     1112
D) Fourth month of period $     6744    $     1908    $        0     $     1626
E) Fifth  month of period $     6639    $        0    $        0     $     4167
F) Sixth  month of period $     4066    $        1    $        0     $    14988
G)      Total             $    27279    $     1911    $        0     $    24887

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 6.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      998    $        0    $        0     $      429
B) Second month of period $      928    $        0    $        0     $      397
C) Third  month of period $     1172    $        0    $        0     $     1185
D) Fourth month of period $      999    $     6832    $        0     $      401
E) Fifth  month of period $     1795    $        0    $        0     $      420
F) Sixth  month of period $     2574    $        1    $        0     $     1563
G)      Total             $     8467    $     6833    $        0     $     4395

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and  Repurchases  of filed for series 7.  Registrant's/Series'
    Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      798    $        0    $        0     $      468
B) Second month of period $      842    $        0    $        0     $      362
C) Third  month of period $     1259    $        0    $        0     $     1648
D) Fourth month of period $     1064    $      171    $        0     $      375
E) Fifth  month of period $      959    $        0    $        0     $      275
F) Sixth  month of period $     2499    $        0    $        0     $     1373
G)      Total             $     7420    $      171    $        0     $     4502

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                                SCREEN NUMBER: 17

                                                          This page being  filed
                                                          for series 1.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including  exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of the period as a percentage of the offering price? ----------- 0.00%




                                SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 2.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including  exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of the period as a percentage of the offering price? ----------- 0.00%




                                SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 3.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including  exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of the period as a percentage of the offering price? ----------- 0.00%




                                SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 4.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including  exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of the period as a percentage of the offering price? ----------- 0.00%




                                SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 5.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including  exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of the period as a percentage of the offering price? ----------- 0.00%




                                SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 6.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including  exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of the period as a percentage of the offering price? ----------- 0.00%




                                SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 7.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales (including  exchanges) by principal underwriter or by any underwriter which is an affiliated person of the principal underwriter, of Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of the period as a percentage of the offering price? ----------- 0.00%




                                SCREEN NUMBER: 18

                                                          This page being  filed
                                                          for series 1.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0
                                SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 2.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0
                                SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 3.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0
                                SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 4.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0
                                SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 5.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0
                                SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 6.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0
                                SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 7.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period ($000's omitted). ------------------------------------ $ 0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal underwriter thereof to persons or entities selling Registrant's/Series' shares exceeded that reported in Item 30 ($000's omitted). -- $ 0

32.Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end sales load during current period ($000's omitted). --- $ 0

33.Amount  paid  to  a  captive  retail  sales  force  of   Registrant's/Series'
   principal underwriter or of any underwriter or dealer which is an affiliated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period ($000's omitted). ------------------------------------ $ 0
                                SCREEN NUMBER: 19

                                                          This page being  filed
                                                          for series 1.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant's/Series' shares ($000's omitted) ------------------ $ 0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0



                                SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 2.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant's/Series' shares ($000's omitted) ------------------ $ 0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0



                                SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 3.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant's/Series' shares ($000's omitted) ------------------ $ 0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0



                                SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 4.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant's/Series' shares ($000's omitted) ------------------ $ 0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0



                                SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 5.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant's/Series' shares ($000's omitted) ------------------ $ 0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0



                                SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 6.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant's/Series' shares ($000's omitted) ------------------ $ 0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0



                                SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 7.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ Y

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of Registrant's/Series' shares ($000's omitted) ------------------ $ 0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) ----------------------------------- N

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or contingent deferred sales loads ($000's omitted) ------------ $ 0



                                SCREEN NUMBER: 20

                                                          This page being  filed
                                                          for series 1.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                                SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 2.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                                SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 3.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                                SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 4.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                                SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 5.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                                SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 6.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                                SCREEN NUMBER: 21

                                                          This page being  filed
                                                          for series 7.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                                SCREEN NUMBER: 21

                                                          This page being
42. For the current period, indicate the filed for ALL series. percentage of total dollars paid directly by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------   0%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------   0%
   C) Payments to underwriters ------------------------------------   0%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------   0%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------   0%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant to its 12b-1 plan ($000's omitted) ---------------------------- $ 0

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan, state the total amount of such payments. ($000's omitted) ----- $ 0


                                SCREEN NUMBER: 22

Contracts                                                 This page being  filed
                                                          for series 1.
45. Did  Registrant/Series  have an advisory contract during the period? (If 'N'
    (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items 47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.475%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                                SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 2.
45. Did  Registrant/Series  have an advisory contract during the period? (If 'N'
    (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items 47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.550%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                                SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 3.
45. Did  Registrant/Series  have an advisory contract during the period? (If 'N'
    (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items 47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.550%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                                SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 4.
45. Did  Registrant/Series  have an advisory contract during the period? (If 'N'
    (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items 47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.650%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                                SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 5.
45. Did  Registrant/Series  have an advisory contract during the period? (If 'N'
    (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items 47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.650%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                                SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 6.
45. Did  Registrant/Series  have an advisory contract during the period? (If 'N'
    (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items 47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.650%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                                SCREEN NUMBER: 23

Contracts                                                 This page being  filed
                                                          for series 7.
45. Did  Registrant/Series  have an advisory contract during the period? (If 'N'
    (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items 47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.750%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                                SCREEN NUMBER: 23

                                                          This page being
    ADVISORY FEE                                          filed for ALL series.

                                                                        (Y or N)
49. Was Registrant's/Series' advisory fee during the period based solely on a percentage of its income? -------------------------- N

50. Was Registrant's/Series' advisory fee during the period based on some combined percentage of its income & assets? ------------ N

51. Was Registrant's/Series' advisory fee during the period based in whole or in part on its investment performance? ------------- N

52. Was Registrant's/Series' advisory fee during the period based in whole or in
    part  upon  the  assets,   income  or  performance  of  other   registrants?
    --------------------------------------------- N

53.A) Were the expenses of the Registrant/Series  limited or reduced at any time during the period by some agreement or understanding other than by blue sky laws? ------------------- Y [ If 53A is 'Y' (Yes), was limitation that applied during current period based upon: ]
                                     B) Assets? Y C) Income? N    (Y or N)

                                SCREEN NUMBER: 24

                                                          This page being  filed
                                                          for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                        (Y or N)
  A) Occupancy and office rental ------------------------------------------ N B)
  Clerical and bookkeeping  services  ------------------------------------  N C)
  Accounting  services  --------------------------------------------------  N D)
  Services of independent  auditors  -------------------------------------  N E)
  Services of outside  counsel  ------------------------------------------  N F)
  Registration  and filing fees  -----------------------------------------  N G)
  Stationery,  supplies and printing  ------------------------------------  N H)
  Salaries & compensation of Registrant's interested directors --------- N I) Salaries & compensation of Registrant's disinterested directors ------ N J) Salaries & compensation of Registrant's officers who are not directors N K) Reports to current shareholders -------------------------------------- N L)
  Determination of offering and redemption prices ---------------------- N M) Trading department --------------------------------------------------- N N)
  Prospectus preparation and printing for current shareholders --------- N O) Other ---------------------------------------------------------------- N

                                SCREEN NUMBER: 25

                                                          This page being  filed
                                                          for ALL series.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s) have advisory clients other than investment companies? --------- N


57. Did the Registrant/Series adjust the number of its shares outstanding by means of a stock split or stock dividend? ------- N





                                SCREEN NUMBER: 26

                                                          This page being
      CLASSIFICATION                                      filed for ALL series.
                                                                      (Y or N)
58.A) Is  Registrant/Series  a separate  account of an insurance  company?  N If answer is 'Y' (Yes), are any of the following types of contracts funded by
      the      Registrant:       B)      Variable       annuity       contracts?
      ---------------------------------   C)  Scheduled  premium  variable  life
      contracts? ------------------ D) Flexible premium variable life contracts? ------------------- E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the end of the reporting period? ----------------------------------- Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $   10000

                                SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  1.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                         98.6% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  2.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                         22.0% N) U.S. Government Agency  20.5%
O) State and Municipal tax-free           0.0% P) Corporate               55.8%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  3.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   Y
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.1%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free          98.7% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  4.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  5.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  6.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for series  7.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being  filed
                                                          for series 1.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:  69  days
                                                                   B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N [If answer is
      'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 2.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                   B: 3.8  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- N

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N [If answer is
      'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 3.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                   B:18.3  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) ----------------------------------- Y

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- N [If answer is
      'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 4.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                   B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 5.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                   B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 6.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                   B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

                                                          This page being  filed
                                                          for series 7.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                   B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) -------------------------------------- [If answer is 'N'
      (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                                SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 1.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 2.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 3.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- N If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- C) Capital appreciation -------------------------------------- D) Growth
         ----------------------------------------------------   E)  Growth   and
         income      -----------------------------------------     F)     Income
         ----------------------------------------------------  G)  Total  return
         ----------------------------------------------

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 4.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- Y D) Growth
         ----------------------------------------------------  N E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 5.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  Y E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 6.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- Y C) Capital appreciation -------------------------------------- N D) Growth
         ----------------------------------------------------  N E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that This page being usually invests in equity securities, filed for series 7.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N C) Capital appreciation -------------------------------------- Y D) Growth
         ----------------------------------------------------  N E)  Growth  and
         income    -----------------------------------------    N   F)    Income
         ----------------------------------------------------  N G) Total return
         ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                                SCREEN NUMBER: 30

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  1.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      N           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           N           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              N           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    N           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      N           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  2.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             N           N
C) Writing or investing in options on debt securities      N           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           N           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              N           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    N           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            N           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            N           N
O) Borrowing of money                                      N           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        N           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         Y           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        Y           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         Y           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        Y           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  5.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         Y           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        Y           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  6.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         Y           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        Y           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  7.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           N
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        Y           N
E) Writing or investing in interest rate futures           Y           N
F) Writing or investing in stock index futures             Y           N
G) Writing or investing in options on futures              Y           N
H) Writing or investing in options on stock index futures  Y           N
I) Writing or investing in other commodity futures         Y           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     N           N
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  N           N
Q) Margin purchases                                        Y           N
R) Short selling                                           N           N

                                SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current filed for series 1. reporting period

   A) Purchases ($000's omitted) ----------------------------------  $        0
   B) Sales [including all maturities] ($000's omitted) -----------  $        0
   C) Monthly average value of portfolio ($000's omitted) ---------  $        0
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))      0%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    1084
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     101
   G) Administrator(s) fees ---------------------------------------  $      14
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  2.
reporting period

   A) Purchases ($000's omitted)  ----------------------------------  $ 13336 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 8377 C) Monthly average value of portfolio ($000's omitted) --------- $ 39026 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 21%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $    1152
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     110
   G) Administrator(s) fees ---------------------------------------  $      16
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases  ($000's omitted)  ----------------------------------  $ 3145 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 2000 C) Monthly average value of portfolio ($000's omitted) --------- $ 10556 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 19%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     269
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $      29
   G) Administrator(s) fees ---------------------------------------  $       5
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  4.
reporting period

   A) Purchases ($000's omitted)  ----------------------------------  $ 48652 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 25105 C) Monthly average value of portfolio ($000's omitted) --------- $ 56590 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 44%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $     248
   C) Net dividend income -----------------------------------------  $     338
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     173
   G) Administrator(s) fees ---------------------------------------  $      19
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  5.
reporting period

   A) Purchases ($000's omitted)  ----------------------------------  $ 23840 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 21682 C) Monthly average value of portfolio ($000's omitted) --------- $ 94858 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 23%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $      28
   C) Net dividend income -----------------------------------------  $     291
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $     294
   G) Administrator(s) fees ---------------------------------------  $      30
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  6.
reporting period

   A) Purchases  ($000's omitted)  ----------------------------------  $ 7965 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 3715 C) Monthly average value of portfolio ($000's omitted) --------- $ 30609 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 12%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $      18
   C) Net dividend income -----------------------------------------  $      83
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $      94
   G) Administrator(s) fees ---------------------------------------  $      11
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  7.
reporting period

   A) Purchases  ($000's omitted)  ----------------------------------  $ 9017 B)
   Sales [including all maturities] ($000's omitted) ----------- $ 6115 C) Monthly average value of portfolio ($000's omitted) --------- $ 20287 D) Percent turnover (use lesser of 71A) or 71B) divided by 71C)) 30%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $       0
   C) Net dividend income -----------------------------------------  $     198
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $      79
   G) Administrator(s) fees ---------------------------------------  $       8
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                                SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  1.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       29
   J) Custodian fees ------------------------------------- $       26
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        7
   M) Directors' fees ------------------------------------ $        5
   N) Registration fees ---------------------------------- $       10
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $        7
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        6
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        1
   X) Total expenses ------------------------------------- $      213

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  2.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       37
   J) Custodian fees ------------------------------------- $       21
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        5
   M) Directors' fees ------------------------------------ $        4
   N) Registration fees ---------------------------------- $        8
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $        5
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        5
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        3
   X) Total expenses ------------------------------------- $      221

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        7
   J) Custodian fees ------------------------------------- $       28
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        2
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $        7
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $        2
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        6
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        0
   X) Total expenses ------------------------------------- $       94

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  4.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       51
   J) Custodian fees ------------------------------------- $       30
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        6
   M) Directors' fees ------------------------------------ $        5
   N) Registration fees ---------------------------------- $        9
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $       15
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        6
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        3
   X) Total expenses ------------------------------------- $      324

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  5.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       79
   J) Custodian fees ------------------------------------- $       27
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $       12
   M) Directors' fees ------------------------------------ $        9
   N) Registration fees ---------------------------------- $       13
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $       17
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        6
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        5
   X) Total expenses ------------------------------------- $      499

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  6.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       18
   J) Custodian fees ------------------------------------- $       15
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        7
   M) Directors' fees ------------------------------------ $        5
   N) Registration fees ---------------------------------- $        8
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        7
   S) Legal fees ----------------------------------------- $        7
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        6
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        3
   X) Total expenses ------------------------------------- $      181

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  7.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $       23
   J) Custodian fees ------------------------------------- $       32
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        3
   M) Directors' fees ------------------------------------ $        1
   N) Registration fees ---------------------------------- $        7
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        9
   S) Legal fees ----------------------------------------- $        3
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        6
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        1
   X) Total expenses ------------------------------------- $      172

                                SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  1.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        9
   Z) Net investment income ------------------------------ $      880
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $        0
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $      880
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0179
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  2.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        2
   Z) Net investment income ------------------------------ $      944
  AA) Realized capital gains ----------------------------- $      220
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $      768
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $      944
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $      246
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2444
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0563
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       30
   Z) Net investment income ------------------------------ $      206
  AA) Realized capital gains ----------------------------- $       81
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $      112
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $      306
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $       43
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.2090
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0443
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  4.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       14
   Z) Net investment income ------------------------------ $      278
  AA) Realized capital gains ----------------------------- $     1375
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     4822
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $      238
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $     2604
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0916
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   1.0011
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  5.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       18
   Z) Net investment income ------------------------------ $     -162
  AA) Realized capital gains ----------------------------- $     3552
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $    31653
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $     1644
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.4060
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  6.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       17
   Z) Net investment income ------------------------------ $      -63
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $     1168
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     4386
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $     6886
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   2.6887
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  7.

  EXPENSES (Negative answers are allowed For the period covered by this form on this screen for 72Z only) ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $        9
   Z) Net investment income ------------------------------ $       64
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $       50
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $     1616
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $      173
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $      161
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0956
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                                SCREEN NUMBER: 34

                                                          This page being  filed
                                                          for series 1.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        5
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    49224
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1178
   M) All other assets ----------------------------------- $       23
   N) Total assets --------------------------------------- $    50430


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 2.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $       77
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $    38852
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1726
   M) All other assets ----------------------------------- $       19
   N) Total assets --------------------------------------- $    40674


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 3.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $       45
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $    10742
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $        0
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      142
   M) All other assets ----------------------------------- $       23
   N) Total assets --------------------------------------- $    10952


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 4.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $       62
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $    13004
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $    60214
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      376
   M) All other assets ----------------------------------- $       23
   N) Total assets --------------------------------------- $    73679


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 5.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        0
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $   103079
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $     1816
   M) All other assets ----------------------------------- $       26
   N) Total assets --------------------------------------- $   104921


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 6.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $        1
   B) Repurchase agreements ------------------------------ $     1302
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $    30197
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $       96
   M) All other assets ----------------------------------- $       24
   N) Total assets --------------------------------------- $    31619


                                SCREEN NUMBER: 35

                                                          This page being  filed
                                                          for series 7.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $     1392
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $    22221
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $      132
   M) All other assets ----------------------------------- $       27
   N) Total assets --------------------------------------- $    23772


                                SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  1.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      530
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    49900
   U) 1. Number of shares outstanding ------------------------------      49900
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     0.00
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.9999
   X) Total number of shareholder accounts -------------------------       3277
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  2.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      828
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      537
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    39309
   U) 1. Number of shares outstanding ------------------------------       3913
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.11
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------       2369
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       82
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    10870
   U) 1. Number of shares outstanding ------------------------------       1018
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    10.65
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------        482
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  4.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $     6221
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      339
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    67119
   U) 1. Number of shares outstanding ------------------------------       3392
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    19.71
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------       4559
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  5.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $     1401
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $   103520
   U) 1. Number of shares outstanding ------------------------------       3968
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    26.09
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------       4591
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  6.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $      191
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      177
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    31251
   U) 1. Number of shares outstanding ------------------------------       3647
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     8.57
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------       4153
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  7.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        0
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $      160
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $    23612
   U) 1. Number of shares outstanding ------------------------------       2005
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $    11.77
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------       3729
   Y) Total value of assets in segregated accounts ----------------- $        0
                                SCREEN NUMBER: 36

                                                          This page being  filed
                                                          for series 1.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $   42446

   B) Monthly average (for all other funds) -----------------------  $       0



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 2.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   39925



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 3.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   10586



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 4.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   53313



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 5.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   91446



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 6.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   29093



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

                                                          This page being  filed
                                                          for series 7.



75. Average net assets during the current reporting period ($000's omitted). Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $   21206



76. Market price per share at end of period (closed-end funds only)  $    0.00









                                SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- N
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control ------------------- C) Matters submitted to a vote of security holders ----------- D) Policies with respect
   to    security    investment     --------------    E)    Legal    proceedings
   -----------------------------------------  F)  Changes in  security  for debt
   ------------------------------  G) Defaults and arrears on senior  securities
   -----------------     H)     Changes     in     control     of     Registrant
   --------------------------   I)   Terms   of   new  or   amended   securities
   ------------------------ J) Revaluation of assets or restatement of capital share account -------------------------------------
   K) Changes in Registrant's certifying account ----------------
   L) Changes in accounting principles and practices ------------
   M) Mergers ---------------------------------------------------
   N) Actions required to be reported pursuant to Rule 2a-7 -----
   O) Transactions effected pursuant to Rule 10f-3 --------------
   P) Information required to be filed pursuant to exemptive orders ---------------------------------------
                       (Item 77 continued on next screen)
                                SCREEN NUMBER: 38

 77. (Continued) Mark those items below being filed as
       an attachment to this form or incorporated form         Filed as
       or incorporated by reference.                          Attachment

  Q1) Exhibits -------------------------------------------------- N
  Q2) Any information called for by instructions to sub-item 77Q2 --------------------------------------------- N
  Q3) Any information called for by instructions to sub-item 77Q3 --------------------------------------------- N


 78. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y or N) N

                NOTE: If answer is 'N' (No), jump to Screen 41.





                                SCREEN NUMBER: 39

       79. List the '811' numbers and names of Registrant's wholly owned investment company subsidiaries consolidated in this report.

         811 Number                          Subsidiary Name

         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-




   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                                SCREEN NUMBER: 40

     ANNUAL                                               SUPPLEMENT  This  page
                                                          being  filed  for  ALL
                                                          series.

  Screens 41 & 42 are to be filed only once each year, at the end of Registrant's/Series' fiscal year.

80. Fidelity bond(s) in effect at the end of the period:
    A) Insurer name:
    B) Second insurer:
    C) Aggregate face amount of coverage for Registrant/Series on
       all bonds on which it is named as an insured (000's omitted): $       0

81. A) Is the bond part of a joint fidelity bond(s) shared with other investment companies, or other entities? (Y or N) -
    B) If answer to 81A is 'Y' (Yes), how many other investment companies, or other entities are covered by the bond? (Count each series as a separate investment company.) -------- 0

82. A) Does the mandatory coverage of the fidelity bond
       have a deductible? (Y or N) ----------------------------------
    B) If the answer to 82A is 'Y' (Yes), what is the
       amount of the deductible? ($000's omitted) ------------------ $       0


                                SCREEN NUMBER: 41

       ANNUAL                                             SUPPLEMENT (Continued)
                                                          This page being  filed
                                                          for ALL series.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) --------
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) -----------
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                                SCREEN NUMBER: 42

    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                                SCREEN NUMBER: 43

    Closed-End Investment Companies Only

87. Securities of Registrant registered on a national securities exchange or listed on NASDAQ:
                                                     CUSIP or        Ticker
       Title of each class of securities            NASDAQ No.       Symbol

A)
B)
C)


88. Did Registrant have any of the following outstanding which exceeded 1% of aggregate net assets at any time during the period?

                                                  (Y or N)

    A) Notes or bonds ------------------------------
    B) Uncovered options ---------------------------
    C) Margin loans --------------------------------
    D) Preferred stock -----------------------------

                                SCREEN NUMBER: 44